Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Useful Lives or Depreciation Rates Used for Property, Plant and Equipment	Classes of property, plant and equipment are depreciated on a straight-line basis over their useful life, as follows:

Owner-occupied properties	Not exceeding 50 years
Office fixtures and equipment	3 to 15 years
Computer software	3 to 7 years
Right-of-use assets (see ‘Leases – The Santander UK group as lessee’ below)	Shorter of the lease term or the useful life of the underlying asset

Disclosure of Information about Key Judgements and Key Estimates

Key judgements	–Determining an appropriate definition of default
–Establishing the criteria for a significant increase in credit risk (SICR) and, for corporate borrowers, internal credit risk rating
–Determining appropriate post model adjustments
–Assessing individual corporate Stage 3 exposures
Key estimates	–Forward-looking multiple economic scenario assumptions
–Probability weights assigned to multiple economic scenarios

Key judgements	–Determining whether a present obligation exists
–Assessing the likely outcome of future legal decisions
Key estimates	–Probability, timing, nature and amount of any outflows that may arise from past events

Key judgements	–Setting the criteria for constructing the corporate bond yield curve used to determine the discount rate
–Determining the methodology for setting the inflation assumption
Key estimates	–Discount rate applied to future cash flows
–Rate of price inflation
–Expected lifetime of the schemes' members
–Valuation of pension fund assets whose values are not based on market observable data

Key judgements:
–Determining the basis of goodwill impairment calculation assumptions, including management's planning assumptions considering internal capital allocations needed to support Santander UK's strategy, current market conditions and the macro-economic outlook.

Key estimates:	–Forecast cash flows for cash generating units, including estimated allocations of regulatory capital
–Growth rate beyond initial cash flow projections
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control